Shareholder Fees {- Freedom 2065 Portfolio}	Jul. 13, 2021 USD ($)
02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 | Freedom 2065 Portfolio
Shareholder Fees:
(fees paid directly from your investment)